401(k) Savings Plan	12 Months Ended
Dec. 31, 2020
Compensation And Retirement Disclosure [Abstract]
401(k) Savings Plan
12.	401(k) Savings Plan

In 2014, the Company adopted a tax-qualified employee savings and retirement 401(k) Plan, covering all qualified employees. Eligible employees may make pretax contributions to the 401(k) Plan up to statutory limits. The Company contributes up to 3% of an employee’s annual salary, within statutory limits. During the years ended December 31, 2020, 2019 and 2018, the Company contributed $0.2 million, $0.4 million and $0.3 million, respectively.